SHARE-BASED PAYMENTS	6 Months Ended
Jun. 30, 2026
Share-based payments [Abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
The following table sets forth the total share-based payment expense for the six and three-month periods ended June 30 in relation to all directors and employees of the Company.

	Six-month period		Three-month period
	2026	2025	2026	2025
Equity-settled share-based payment expense	10	17	4	7
Cash-settled share-based payment expense	1	2	—	2
Total share-based compensation expense	11	19	4	9
The following table sets forth the total share-based payment liability in relation to all directors and employees of the Company.

	June 30, 2026	December 31, 2025

Current liability	3	7
Non-current liability	1	5
Total liability for share-based payments	4	12
VEON's Umbrella Incentive Plan (“UIP”)
During the period, a total of 1,422,775 equity-settled common shares were granted to a number of participants as a part of their
LTI 2025-2027 program. Additionally, a total of 12,370,575 equity-settled common shares were granted to the participants as a part of their LTI 2026-28 program. These awards are subject to either market performance condition tied to an absolute share price target or non-market performance condition scorecards, The grants have a three-year performance period with vesting scheduled for December 31, 2027 for LTI 2025-2027 program grant and December 31, 2028 for LTI 2026-2028 program grant.
The fair value of the awards with market performance condition was determined using the Monte Carlo simulation that takes into account the likelihood of the performance condition being satisfied.
The following table sets forth the principal assumptions applied by VEON in determining the fair value of the newly issued equity settled share-based payment instruments with market performance conditions:

Assumptions affecting inputs to fair value model	Equity-settled
Annual risk-free rates of return and discount rates (%)	3.55% - 4.17%
Long-term dividend yield (%)	—%
Volatility of share price (%)	44.97% - 49.68%
Share price (p)	$1.89 - $2.09
Additionally, a total of 766,200 equity-settled common shares and 131,200 cash-settled common shares were granted to the eligible participants. Under this plan, participants may receive 75% of their STI payout in cash and 25% in the form of equity grant, which vests immediately upon grant and a similar number of shares are matched by the Company, with a two-year vesting period. Similarly, certain participants were also granted a total of 694,575 equity-settled common shares as a part of their 50% of
STI 2025 converted to equity grant which vested immediately upon grant. These shares are subject to two-year restriction period.
A total of 167,375 equity-settled common shares were also granted to a group of participants. The grant had no performance or service condition and was vested immediately upon grant.
Under the plan, a total of 1,277,300 common shares were transferred to employees during the period in respect of various vested grants, as well as new grants awarded during the period with immediate vesting. In connection with the awards, 250,905 common shares were withheld to settle the applicable tax obligations.
VEON's Deferred Share Plan (“DSP”)
Under the plan, a total of 547,175 equity-settled and 226,198 cash-settled common shares were vested and settled with employees during the period in respect of various vested grants. In connection with the equity-settled awards, 148,011 common shares were withheld to settle the applicable tax obligations.
VEON's Long-Term Incentive Plan (“LTIP”)
During the period, a total of 16,616,800 equity-settled and 3,054,766 cash-settled common shares were transferred / settled with the employees during the period in respect of vested grants under the LTI 2023-25 program. In connection with the equity-settled award, 2,891,175 common shares were withheld to cover applicable tax obligations.
In addition, the Remuneration Committee of VEON, approved the early vesting of an award for a former employee of 1,053,628 cash-settled common shares granted in April 2024 under the LTI 2024–2026 program. The award was originally subject to a three-year vesting period, with vesting scheduled for December 31, 2026. Following the Committee’s approval, the award vested and was settled with the former employee in March 2026.
Share-based payments to non-employees
Refer to Note 12 - Related parties for specific disclosures related to the Impact Investments agreement.